Equity (Dividends Distributed to the Company's Shareholders) (Details) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares
March 15, 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Actual date of distribution of the dividend	April 18, 2016
Gross amount of the dividend distributed (in millions of $)	$ 67.0
Net amount of the distribution (net of the subsidiariy's share) (in millions of $)	$ 67.0
Amount of the dividend per share (in dollar) | $ / shares	$ 0.05
May 17, 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Actual date of distribution of the dividend	June 22, 2016
Gross amount of the dividend distributed (in millions of $)	$ 35.0
Net amount of the distribution (net of the subsidiariy's share) (in millions of $)	$ 35.0
Amount of the dividend per share (in dollar) | $ / shares	$ 0.03
August 9, 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Actual date of distribution of the dividend	September 27, 2016
Gross amount of the dividend distributed (in millions of $)	$ 60.0
Net amount of the distribution (net of the subsidiariy's share) (in millions of $)	$ 60.0
Amount of the dividend per share (in dollar) | $ / shares	$ 0.05
November 22, 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Actual date of distribution of the dividend	January 4, 2017
Gross amount of the dividend distributed (in millions of $)	$ 60.0
Net amount of the distribution (net of the subsidiariy's share) (in millions of $)	$ 60.0
Amount of the dividend per share (in dollar) | $ / shares	$ 0.05
February 14, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Actual date of distribution of the dividend	April 4, 2017
Gross amount of the dividend distributed (in millions of $)	$ 57.0
Net amount of the distribution (net of the subsidiariy's share) (in millions of $)	$ 57.0
Amount of the dividend per share (in dollar) | $ / shares	$ 0.04
May 9, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Actual date of distribution of the dividend	June 20, 2017
Gross amount of the dividend distributed (in millions of $)	$ 34.0
Net amount of the distribution (net of the subsidiariy's share) (in millions of $)	$ 32.0
Amount of the dividend per share (in dollar) | $ / shares	$ 0.03
August 2, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Actual date of distribution of the dividend	September 13, 2017
Gross amount of the dividend distributed (in millions of $)	$ 32.0
Net amount of the distribution (net of the subsidiariy's share) (in millions of $)	$ 32.0
Amount of the dividend per share (in dollar) | $ / shares	$ 0.02
November 7, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Actual date of distribution of the dividend	December 20, 2017
Gross amount of the dividend distributed (in millions of $)	$ 57.0
Net amount of the distribution (net of the subsidiariy's share) (in millions of $)	$ 56.0
Amount of the dividend per share (in dollar) | $ / shares	$ 0.04
February 13, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Actual date of distribution of the dividend	March 14, 2018
Gross amount of the dividend distributed (in millions of $)	$ 70.0
Net amount of the distribution (net of the subsidiariy's share) (in millions of $)	$ 69.0
Amount of the dividend per share (in dollar) | $ / shares	$ 0.05
May 10, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Actual date of distribution of the dividend	June 20, 2018
Gross amount of the dividend distributed (in millions of $)	$ 52.0
Net amount of the distribution (net of the subsidiariy's share) (in millions of $)	$ 51.0
Amount of the dividend per share (in dollar) | $ / shares	$ 0.04
July 31, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Actual date of distribution of the dividend	September 4, 2018
Gross amount of the dividend distributed (in millions of $)	$ 56.0
Net amount of the distribution (net of the subsidiariy's share) (in millions of $)	$ 56.0
Amount of the dividend per share (in dollar) | $ / shares	$ 0.04
October 31, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Actual date of distribution of the dividend	December 19, 2018
Gross amount of the dividend distributed (in millions of $)	$ 66.0
Net amount of the distribution (net of the subsidiariy's share) (in millions of $)	$ 65.0
Amount of the dividend per share (in dollar) | $ / shares	$ 0.05
February 5, 2019 (after the reporting date) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Actual date of distribution of the dividend	March 13, 2019	[1]
Gross amount of the dividend distributed (in millions of $)	$ 62.0	[1]
Net amount of the distribution (net of the subsidiariy's share) (in millions of $)	$ 61.0	[1]
Amount of the dividend per share (in dollar) | $ / shares	$ 0.05	[1]

[1]	The record date is February 28, 2019 and the payment date is March 13, 2019.